Troubled Debt Restructuring Accrual Status (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	$ 1,108	$ 2,249
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	846	1,022
Impaired Financing Receivable, Trouble Debt Structuring, Total	1,954	3,271
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	176	194
Commercial and Industrial Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	64	70
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	0
Impaired Financing Receivable, Trouble Debt Structuring, Total	64	70
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	0	0
Construction And Land Development Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	0	0
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	602	605
Impaired Financing Receivable, Trouble Debt Structuring, Total	602	605
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	0	0
Commercial Real Estate Owner Occupied Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	828	846
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	244	263
Impaired Financing Receivable, Trouble Debt Structuring, Total	1,072	1,109
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	84	102
Commercial Real Estate Other Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	216	591
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	0
Impaired Financing Receivable, Trouble Debt Structuring, Total	216	591
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	92	92
Commercial Real Estate Loans, Total [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	1,044	1,437
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	244	263
Impaired Financing Receivable, Trouble Debt Structuring, Total	1,288	1,700
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	176	194
Residential Real Estate Consumer Mortgage Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	0	742
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	0
Impaired Financing Receivable, Trouble Debt Structuring, Total	0	742
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	0	0
Residential Real Estate Investment Property Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	0	0
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	154
Impaired Financing Receivable, Trouble Debt Structuring, Total	0	154
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	0	0
Residential Real Estate Loans, Total [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	0	742
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	154
Impaired Financing Receivable, Trouble Debt Structuring, Total	0	896
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	0	0
Consumer Installment and Revolving Loans [Member]
Financing Receivable Trouble Debt Restructuring Accrual Status [Line Items]
Impaired Financing Receivable, Troubled Debt Restructuring, Still Accruing	0	0
Impaired Financing Receivable, Troubled Debt Restructuring, Nonaccrual	0	0
Impaired Financing Receivable, Trouble Debt Structuring, Total	0	0
Impaired Financing Receivable, Troubled Debt Restructuring, Allowance for Credit Losses	$ 0	$ 0